SUNAMERICA FOCUSED SERIES, INC.
                               Focused Portfolios

              Supplement to the Prospectus dated February 20, 2004

         Effective immediately, references to Roger M. Harris, Robert S. Janis, Sammy Oh and John P. Rhodes under the heading "INFORMATION ABOUT ADVISERS" on page 52 of the Prospectus are replaced with the following:

                                       NAME, TITLE AND AFFILIATION OF
PORTFOLIO                              PORTFOLIO MANAGER                 EXPERIENCE
---------                              -----------------                 ----------
Focused Multi-Cap Growth Portfolio     Marian U. Pardo                   Ms. Pardo joined CSAM in January
                                       Managing Director (CSAM)          2003, and specializes in large- and
                                                                         mid-capitalization U.S. growth
                                                                         equities.  She had been with J.P.
                                                                         Morgan Fleming Asset Management
                                                                         where, from 1999 to December 2002,
                                                                         she served as managing director and
                                                                         co-manager of the U.S. Small Company
                                                                         Fund.

                                       Calvin E. Chung                   Mr. Chung joined CSAM in 2000 from
                                       Director (CSAM)                   Eagle Asset Management, where he was
                                                                         a vice president and senior
                                                                         technology equity analyst from 1997
                                                                         to 1999.

                                       Leo M. Bernstein                  Mr. Bernstein is an analyst and
                                       Director (CSAM)                   portfolio manager specializing in
                                                                         all sectors of technology hardware
                                                                         in U.S. small- and
                                                                         mid-capitalization, post-venture
                                                                         capital and distribution management
                                                                         equity portfolios.


         In addition, information relating to Brian P. Clifford under the heading "INFORMATION ABOUT ADVISERS" on page 56 of the Prospectus is replaced with the following:

                                       NAME, TITLE AND AFFILIATION OF
PORTFOLIO                              PORTFOLIO MANAGER                 EXPERIENCE
---------                              -----------------                 ----------
Focused Technology Portfolio           Soohwan Kim, CFA                  Mr. Kim is a Vice President and
                                       Portfolio Manager                 Portfolio Manager at SunAmerica.
                                       (SunAmerica)                      Since joining SunAmerica in 1999,
                                                                         Mr. Kim has also been a member of
                                                                         the firm's proprietary research
                                                                         team, focusing on the telecom, media
                                                                         and Internet sectors. Before joining
                                                                         the firm, Mr. Kim worked as a small
                                                                         cap growth analyst at Citibank
                                                                         Global Asset Management, as well as
                                                                         an economist at Union Bank of
                                                                         Switzerland.

                                       Andrew Sheridan                   Mr. Sheridan is a Portfolio Manager
                                       Portfolio Manager                 and member of the SunAmerica
                                       (SunAmerica)                      research team, covering the
                                                                         technology industry. Prior to
                                                                         joining SunAmerica, Mr. Sheridan
                                                                         worked in the research department at
                                                                         U.S. Trust and the market research
                                                                         division of Greenwich Associates.


Dated: May 19, 2004